General and Administrative Expenses	6 Months Ended
Jun. 30, 2022
General and Administrative Expenses
General and Administrative Expenses

10. General and Administrative Expenses

An analysis of general and administrative expenses is as follows:

	For the three months ended		For the six months ended
	June 30, 2021	June 30, 2022	June 30, 2021	June 30, 2022
Administrative services fees (Note 3)	1,177	2,171	2,354	4,342
Commercial management fees (Note 3)	1,350	1,047	2,700	2,112
Share-based compensation	94	203	167	463
Other expenses	867	959	1,338	2,154
Total	3,488	4,380	6,559	9,071